Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of December 31, 2025:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

December 2021	3,500	$200.0
January 2023 agent	9,545	$68.75
November 2023	243,377	$17.50
November 2023 agent	13,746	$19.13
August 2024	571,429	$22.50
August 2024 agent	20,000	$21.90
April 2025	17,500	$15.0
July 2025	1,666,667	$4.67
July 2025	58,333	$7.50
	2,604,097

Schedule of Company's Option Activity

The following table summarizes Company’s option activity during the year ended December 31, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2024	41,610	90	7.1	-
Grants	8,000	16.01	10	-
Forfeited/expired	(77)	-	-	-

Outstanding at December 31, 2025	49,533	87.31	6.6	-

Vested and expected to vest at December 31, 2025	49,533	87.31	6.6	-

Exercisable at December 31, 2025	25,497	143.98	5.7	-

Schedule of Fair value of Company’s Share Options Granted

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2025	2024	2023

Risk-free interest rate	4.04%-4.21%	4.64%-5.09%	3.95%-3.96%
Expected volatility	79.56%-79.82%	83.40%-83.94%	84.30%-84.76%
Dividend yield	0%	0%	0%
Contractual life (in years)	10	9.75-10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5	2.5

Schedule of Expenses Recognized Financial Statements	Expenses recognized in the financial statements:

	Year ended December 31,
	2025	2024	2023

Research and development	$57	$75	$83
General and administrative (*)	283	287	178
	340	362	261

(*)	Including $141 and $112 share based compensation for services provided in 2025 and 2024, refer to note 9(b)(6) and note 9(b)(1), respectively.